GE LIFE & ANNUITY SEPARATE ACCOUNT III

Financial Statements

June 30, 2002
(Unaudited)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

For the six months ended June 30, 2002

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities

June 30, 2002
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
Assets
Investments in GE Investments Funds, Inc., at market value (note 2):
S&P 500® Index Fund (279,725 shares; cost — $6,588,229)	$5,135,743	—	—	—	—	—	—	—	—	—	—	—
Money Market Fund (16,939,347 shares; cost — $16,939,347)	—	16,939,347	—	—	—	—	—	—	—	—	—	—
Total Return Fund (125,751 shares; cost — $1,823,422)	—	—	1,732,843	—	—	—	—	—	—	—	—	—
International Equity Fund (45,072 shares; cost — $358,761)	—	—	—	358,323	—	—	—	—	—	—	—	—
Real Estate Securities Fund (67,031 shares; cost — $983,457)	—	—	—	—	1,063,110	—	—	—	—	—	—	—
Global Income Fund (3,544 shares; cost — $34,719)	—	—	—	—	—	36,073	—	—	—	—	—	—
Mid-Cap Value Equity Fund (102,596 shares; cost — $1,704,223)	—	—	—	—	—	—	1,605,621	—	—	—	—	—
Income Fund (106,785 shares; cost — $1,341,006)	—	—	—	—	—	—	—	1,362,933	—	—	—	—
U.S. Equity Fund (12,523 shares; cost — $410,312)	—	—	—	—	—	—	—	—	359,902	—	—	—
Premier Growth Equity Fund (12,163 shares; cost — $877,234)	—	—	—	—	—	—	—	—	—	747,307	—	—
Value Equity Fund (10,619 shares; cost — $94,907)	—	—	—	—	—	—	—	—	—	—	87,816	—
Small-Cap Value Equity Fund (26,118 shares; cost — $315,559)	—	—	—	—	—	—	—	—	—	—	—	313,939
Dividend Receivable	—	—	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	3,515	386	—	—	1,200	—	—	—	81	—	—
Receivable for units sold	—	—	—	—	—	—	488	—	861	202	—	—

Total assets	5,135,743	16,942,862	1,733,229	358,323	1,063,110	37,273	1,606,109	1,362,933	360,763	747,590	87,816	313,939

Liabilities
Accrued expenses payable to affiliate (note 4)	2,560	1,800	185	16,127	7,062	3	1,098	734	1,042	73	—	—
Payable for units withdrawn	839	145,908	259	67	7,581	2	343	9,874	31	4	—	2

Total liabilities	3,399	147,708	444	16,194	14,643	5	1,441	10,608	1,073	77	—	2

Net assets attributable to variable life policyholders	$5,132,344	16,795,154	1,732,785	342,129	1,048,467	37,268	1,604,668	1,352,325	359,690	747,513	87,816	313,937

Outstanding units: Type I (note 5)	120,529	904,857	55,132	28,630	46,269	3,460	72,244	108,682	21,270	78,372	—	—

Net asset value per unit: Type I	$34.35	17.47	31.43	11.95	22.66	10.77	16.83	12.42	9.89	8.68	—	—

Outstanding units: Type II (note 5)	136,102	93,230	—	—	—	—	35,868	245	18,211	8,688	10,307	24,739

Net asset value per unit: Type II	$7.29	10.59	—	—	—	—	10.84	10.17	8.20	7.74	8.52	12.69

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
Assets
Investment in Oppenheimer Variable Account Funds, at market value (note 2):
Bond Fund/VA (152,637 shares; cost — $1,716,282)	$1,621,003	—	—	—	—	—	—
Capital Appreciation Fund/VA (107,518 shares; cost — $4,723,542)	—	3,162,105	—	—	—	—	—
Aggressive Growth Fund/VA (109,228 shares; cost — $5,821,605)	—	—	3,659,124	—	—	—	—
High Income Fund/VA (376,923 shares; cost — $3,624,423)	—	—	—	2,796,766	—	—	—
Multiple Strategies Fund/VA (199,401 shares; cost — $3,196,020)	—	—	—	—	2,723,823	—	—
Investment in Oppenheimer Variable Account Funds — Class 2 Shares, at market value (note 2):
Global Securities Fund/VA (21,518 shares; cost — $483,261)	—	—	—	—	—	452,748	—
Main Street Growth & Income Fund/VA (14,963 shares; cost — $279,346)	—	—	—	—	—	—	261,711
Dividend Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	638	—	485	1,264	114	—	—
Receivable for units sold	—	—	—	—	—	—	—

Total assets	1,621,641	3,162,105	3,659,609	2,798,030	2,723,937	452,748	261,711

Liabilities
Accrued expenses payable to affiliate (note 4)	175	7,071	393	301	293	—	—
Payable for units withdrawn	184	829	360	281	294	13	100

Total liabilities	359	7,900	753	582	587	13	100

Net assets attributable to variable life policyholders	$1,621,282	3,154,205	3,658,856	2,797,448	2,723,350	452,735	261,611

Outstanding units: Type I (note 5)	63,580	88,651	112,063	92,938	91,757	—	—

Net asset value per unit: Type I	$25.50	35.58	32.65	30.10	29.68	—	—

Outstanding units: Type II (note 5)	—	—	—	—	—	54,350	32,990

Net asset value per unit: Type II	$—	—	—	—	—	8.33	7.93

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity- Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund® Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio
Assets
Investment in Variable Insurance Products Fund, at market value (note 2):
Equity-Income Portfolio (527,349 shares; cost — $11,898,728)	$10,821,194	—	—	—	—	—	—
Growth Portfolio (262,471 shares; cost — $9,695,298)	—	7,107,713	—	—	—	—	—
Overseas Portfolio (169,462 shares; cost — $2,723,376)	—	—	2,275,872	—	—	—	—
Investment in Variable Insurance Products Fund II at market value (note 2):
Asset Manager Portfolio (389,209 shares; cost — $5,990,692)	—	—	—	4,981,869	—	—	—
Contrafund® Portfolio (357,073 shares; cost — $7,790,993)	—	—	—	—	7,073,614	—	—
Investment in Variable Insurance Products Fund III, at market value (note 2):
Growth & Income Portfolio (33,497 shares; cost — $456,152)	—	—	—	—	—	375,835	—
Growth Opportunities Portfolio (18,889 shares; cost — $383,521)	—	—	—	—	—	—	245,554
Dividend Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	3,181	—	—	—	—	—	—
Receivable for units sold	—	—	132,830	—	—	—	—

Total assets	10,824,375	7,107,713	2,408,702	4,981,869	7,073,614	375,835	245,554

Liabilities
Accrued expenses payable to affiliate (note 4)	1,152	3,971	25,192	18,299	3,515	597	561
Payable for units withdrawn	7,371	555	—	789	1,485	135	130

Total liabilities	8,523	4,526	25,192	19,088	5,000	732	691

Net assets attributable to variable life policyholders	$10,815,852	7,103,187	2,383,510	4,962,781	7,068,614	375,103	244,863

Outstanding units: Type I (note 5)	305,016	197,971	134,890	201,248	280,056	29,984	26,415

Net asset value per unit: Type I	$35.46	35.88	17.67	24.66	25.24	12.51	9.27

Outstanding units: Type II (note 5)	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund III — Service Class 2		Variable Insurance Products Fund II — Service Class 2
	Equity-Income Portfolio	Growth Portfolio	Growth & Income Portfolio	Mid Cap Portfolio	Contrafund® Portfolio
Assets
Investment in Variable Insurance Products Fund — Service Class 2, at market value (note 2):
Equity-Income Portfolio (28,816 shares; cost — $625,932)	$586,979	—	—	—	—
Growth Portfolio (4,415 shares; cost — $144,059)	—	118,551	—	—	—
Investment in Variable Insurance Products Fund III — Service Class 2, at market value (note 2):
Growth & Income Portfolio (7,800 shares; cost — $98,592)	—	—	86,499	—	—
Mid Cap Portfolio (13,823 shares; cost — $254,392)	—	—	—	263,606	—
Investment in Variable Insurance Products Fund II — Service Class 2, at market value (note 2):
Contrafund® Portfolio (8,340 shares; cost — $166,196)	—	—	—	—	164,052
Dividends Receivable	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—
Receivable for units sold	754	—	—	52	—

Total assets	587,733	118,551	86,499	263,658	164,052

Liabilities
Accrued expenses payable to affiliate (note 4)	—	—	—	—	—
Payable for units withdrawn	—	4	—	—	13

Total liabilities	—	4	—	—	13

Net assets attributable to variable life policyholders	$587,733	118,547	86,499	263,658	164,039

Outstanding units: Type I (note 5)	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—

Outstanding units: Type II (note 5)	62,994	19,530	11,457	26,287	19,231

Net asset value per unit: Type II	$9.33	6.07	7.55	10.03	8.53

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Federated Insurance Series				Federated Insurance Series — Service Shares	The Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Alger American Small Capitalization Portfolio	Alger American Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
Assets
Investments in Federated Insurance Series, at market value (note 2):
American Leaders Fund II (44,882 shares; cost — $876,807)	$778,695	—	—	—	—	—	—	—	—
High Income Bond Fund II (82,355 shares; cost — $620,033)		567,425	—	—	—	—	—	—	—
Utility Fund II (36,115 shares; cost — $458,029)	—	—	309,870	—	—	—	—	—	—
International Small Company Fund II (3,296 shares; cost — $29,056)		—	—	17,864	—
Investments in Federated Insurance Series — Service Shares, at market value (note 2):
High Income Bond Fund II (17,584 shares; cost — $133,882)	—	—	—	—	121,157	—	—	—	—
Investments in The Alger American Fund, at market value (note 2)
Alger American Small Capitalization Portfolio (88,562 shares; cost — $1,380,637)	—	—	—	—	—	1,256,689	—	—	—
Alger American Growth Portfolio (75,051 shares; cost — $3,600,054)	—	—	—	—	—	—	2,251,518	—	—
Investment in PBHG Insurance Series Fund, Inc., at market value (note 2):
PBHG Large Cap Growth Portfolio (14,792 shares; cost — $297,349)	—	—	—	—	—	—	—	217,445	—
PBHG Growth II Portfolio (14,629 shares; cost — $149,081)	—	—	—	—	—	—	—	—	137,072
Dividends Receivable	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	124	—	—	—	—	548	—	—
Receivable for units sold	—	—	—	—	524	—	—	—	—

Total assets	778,695	567,549	309,870	17,864	121,681	1,256,689	2,252,066	217,445	137,072

Liabilities
Accrued expenses payable to affiliate (note 4)	675	61	608	—	—	429	243	16,203	929
Payable for units withdrawn	79	3,728	42	—	—	294	555	139	30

Total liabilities	754	3,789	650	—	—	723	798	16,342	959

Net assets attributable to variable life policyholders	$777,941	563,760	309,220	17,864	121,681	1,255,966	2,251,268	201,103	136,113

Outstanding units: Type I (note 5)	51,013	41,545	24,718	—	—	172,286	146,950	14,293	15,276

Net asset value per unit: Type I	$15.25	13.57	12.51	—	—	7.29	15.32	14.07	8.91

Outstanding units: Type II (note 5)	—	—	—	2,778	12,675	—	—	—	—

Net asset value per unit: Type II	$—	—	—	6.43	9.60	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
Assets
Investment in Janus Aspen Series, at market value (note 2):
Aggressive Growth Portfolio (88,374 shares; cost — $2,749,691)	$1,568,635	—	—	—	—	—	—
Growth Portfolio (241,655 shares; cost — $5,072,990)	—	4,054,973	—	—	—	—	—
Worldwide Growth Portfolio (310,677 shares; cost — $11,040,759)	—	—	7,679,946	—	—	—	—
Balanced Portfolio (239,558 shares; cost — $5,194,047)	—	—	—	5,174,455	—	—	—
Flexible Income Portfolio (27,618 shares; cost — $329,419)	—	—	—	—	323,961	—	—
International Growth Portfolio (83,844 shares; cost — $1,977,616)	—	—	—	—	—	1,723,001	—
Capital Appreciation Portfolio (63,079 shares; cost — $1,500,618)	—	—	—	—	—	—	1,212,377
Dividends Receivable	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	1,287	3,773	1,510	—	—	—
Receivable for units sold	—	—	—	—	—	—	—

Total assets	1,568,635	4,056,260	7,683,719	5,175,965	323,961	1,723,001	1,212,377

Liabilities
Accrued expenses payable to affiliate (note 4)	3,799	437	815	557	651	244	1,806
Payable for units withdrawn	358	557	7,852	431	46	214	226

Total liabilities	4,157	994	8,667	988	697	458	2,032

Net assets attributable to variable life policyholders	$1,564,478	4,055,266	7,675,052	5,174,977	323,264	1,722,543	1,210,345

Outstanding units: Type I (note 5)	97,052	228,852	361,349	243,414	20,991	110,278	65,037

Net asset value per unit: Type I	$16.12	17.72	21.24	21.26	15.40	15.62	18.61

Outstanding units: Type II (note 5)	—	—	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
Assets
Investment in Janus Aspen Series — Service Shares, at market value (note 2):
Global Life Sciences Portfolio (70,417 shares; cost — $525,851)	$442,221	—	—	—	—	—	—	—
Global Technology Portfolio (60,156 shares; cost — $182,913)	—	172,647	—	—	—	—	—	—
Aggressive Growth Portfolio (24,345 shares; cost — $490,496)	—	—	426,767	—	—	—	—	—
Growth Portfolio (7,606 shares; cost — $143,330)	—	—	—	126,724	—	—	—	—
Worldwide Growth Portfolio (5,060 shares; cost — $130,760)	—	—	—	—	124,323	—	—	—
Balanced Portfolio (29,626 shares; cost — $690,074)	—	—	—	—	—	661,261	—	—
International Growth Portfolio (1,973 shares; cost — $43,190)	—	—	—	—	—	—	40,234	—
Capital Appreciation Portfolio (1,914 shares; cost — $38,376)	—	—	—	—	—	—		36,515
Dividends Receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4)	29	2	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	454	—	—

Total assets	442,250	172,649	426,767	126,724	124,323	661,715	40,234	36,515

Liabilities
Accrued expenses payable to affiliate (note 4)	23	8	—	—	—	—	—	—
Payable for units withdrawn	471	47	693	23	—	—	—	—

Total liabilities	494	55	693	23	—	—	—	—

Net assets attributable to variable life policyholders	$441,756	172,594	426,074	126,701	124,323	661,715	40,234	36,515

Outstanding units: Type I (note 5)	28,933	54,936	—	—	—	—	—	—

Net asset value per unit: Type I	$7.56	2.94	—	—	—	—	—	—

Outstanding units: Type II (note 5)	33,287	3,166	106,785	22,267	20,052	71,614	6,521	5,474

Net asset value per unit: Type II	$6.70	3.50	3.99	5.69	6.20	9.24	6.17	6.67

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
Assets
Investment in Goldman Sachs Variable Insurance Trust, at market value (note 2):
Growth and Income Fund (6,520 shares; cost — $69,281)	$58,285	—	—	—	—
Mid Cap Value Fund (229,356 shares; cost — $2,633,229)	—	2,761,441	—	—	—
Investment in Salomon Brothers Variable Series Funds Inc, at market value (note 2):
Strategic Bond Fund (39,299 shares; cost — $405,523)	—	—	400,457	—	—
Investors Fund (44,098 shares; cost — $576,185)	—	—	—	492,129	—
Total Return Fund (3,228 shares; cost — $34,155)	—	—	—	—	32,183
Dividends Receivable	—	—	—	—	—
Receivable from affiliate (note 4)	9	—	1	18	3
Receivable for units sold	—	—	—	—	—

Total assets	58,294	2,761,441	400,458	492,147	32,186

Liabilities
Accrued expenses payable to affiliate (note 4)	6	355	41	53	3
Payable for units withdrawn	14	210	—	16	—

Total liabilities	20	565	41	69	3

Net assets attributable to variable life policyholders	$58,274	2,760,876	400,417	492,078	32,183

Outstanding units: Type I (note 5)	7,896	217,563	34,849	39,429	3,050

Net asset value per unit: Type I	$7.38	12.69	11.49	12.48	10.55

Outstanding units: Type II (note 5)	—	—	—	—	—

Net asset value per unit: Type II	$—	—	—	—	—

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	PIMCO Variable Insurance Trust				AIM Variable Insurance Funds
	Foreign Bond Portfolio	Long-Term U.S. Government Portfolio	High Yield Portfolio	Total Return Portfolio	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Premier Equity Fund
Assets
Investment in PIMCO Variable Insurance Trust, at market value (note 2):
Foreign Bond Portfolio (4,429 shares; cost — $42,918)	$43,445	—	—	—	—	—	—
Long-Term U.S. Government Portfolio (32,611 shares; cost — $340,151)	—	345,347	—	—	—	—	—
High Yield Portfolio (34,985 shares; cost — $274,022)	—	—	253,641	—	—	—	—
Total Return Portfolio (65,973 shares; cost — $658,777)	—	—	—	660,393	—	—	—
Investments in AIM Variable Insurance Funds, at market value (note 2):
AIM V.I. Capital Appreciation Fund (2,160 shares; cost — $44,591)	—	—	—	—	40,262	—	—
AIM V.I. Growth Fund (829 shares; cost — $12,850)	—	—	—	—		10,771	—
AIM V.I. Premier Equity Fund (17,713 shares; cost — $394,751)	—	—	—	—	—		325,914
Dividends Receivable	96	988	1,499	1,890	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—	—
Receivable for units sold	—	1,680	710	1,649	—	—	115

Total assets	43,541	348,015	255,850	663,932	40,262	10,771	326,029

Liabilities
Accrued expenses payable to affiliate (note 4)	96	990	1,497	1,892	—	—	—
Payable for units withdrawn	—	—	—	—	—	—	—

Total liabilities	96	990	1,497	1,892	—	—	—

Net assets attributable to variable life policyholders	$43,445	347,025	254,353	662,040	40,262	10,771	326,029

Outstanding units: Type I (note 5)	—	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—	—

Outstanding units: Type II (note 5)	3,771	29,409	26,007	57,319	7,026	2,321	49,249

Net asset value per unit: Type II	$11.52	11.80	9.78	11.55	5.73	4.64	6.62

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	Alliance Variable Products Series Fund, Inc.			Dreyfus		Rydex Variable Trust
	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio	Dreyfus Investment Portfolios — Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.	OTC Fund
Assets
Investment in Alliance Variable Products Series Fund, Inc., at market value (note 2):
Growth and Income Portfolio (49,500 shares; cost — $1,052,999)	$909,813	—	—	—	—	—
Premier Growth Portfolio (7,876 shares; cost — $193,117)	—	154,915	—	—	—	—
Quasar Portfolio (10,493 shares; cost — $99,907)	—	—	86,985	—	—	—
Investment in Dreyfus, at market value (note 2):
Dreyfus Investment Portfolios — Emerging Markets Portfolio (2,147 shares; cost — $21,902)	—	—	—	21,664	—	—
The Dreyfus Socially Responsible Growth Fund, Inc. (671 shares; cost — $17,339)	—	—	—	—	14,829	—
Investment in Rydex Variable Trust — Service Shares, at market value (note 2):
OTC Fund (1,821 shares; cost — $21,669)	—	—	—	—	—	17,755
Dividends Receivable	—	—	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—

Total assets	$909,813	154,915	86,985	21,664	14,829	17,755

Liabilities
Accrued expenses payable to affiliate (note 4)	—	—	—	—	—	—
Payable for units withdrawn	157	—	35	—	—	15

Total liabilities	157	—	35	—	—	15

Net assets attributable to variable life policyholders	$909,656	154,915	86,950	21,664	14,829	17,740

Outstanding units: Type I (note 5)	—	—	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—	—	—

Outstanding units: Type II (note 5)	100,849	25,905	12,825	2,081	2,501	5,668

Net asset value per unit: Type II	$9.02	5.98	6.78	10.41	5.93	3.13

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

June 30, 2002
(Unaudited)

	MFS® Variable Insurance Trust
	MFS® Utilities Series	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series
Assets
Investment in MFS® Variable Insurance Trust, at market value (note 2):
MFS® Utilities Series (54,301 shares; cost — $818,840)	$674,423	—	—	—
MFS® Investors Growth Stock Series (7,552 shares; cost — $68,331)	—	59,889	—	—
MFS® Investors Trust Series (41,894 shares; cost — $720,415)	—	—	625,058	—
MFS® New Discovery Series (9,413 shares; cost — $129,561)	—	—	—	115,870
Dividends Receivable	—	—	—	—
Receivable from affiliate (note 4)	—	—	—	—
Receivable for units sold	—	—	—	—

Total assets	674,423	59,889	625,058	115,870

Liabilities
Accrued expenses payable to affiliate (note 4)	1	—	—	—
Payable for units withdrawn	444	—	1,008	—

Total liabilities	445	—	1,008	—

Net assets attributable to variable life policyholders	$673,978	59,889	624,050	115,870

Outstanding units: Type I (note 5)	—	—	—	—

Net asset value per unit: Type I	$—	—	—	—

Outstanding units: Type II (note 5)	111,217	10,488	84,560	15,701

Net asset value per unit: Type II	$6.06	5.71	7.38	7.38

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations
(Unaudited)

	GE Investments Funds, Inc.
	S&P® 500 Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	113,648	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges — Type I (note 4)	32,493	88,861	10,901	1,956	6,741	870	9,768	9,016	1,531	4,702	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	3,740	3,609	—	—	—	—	1,514	2	772	256	440	974

Net investment income (expense)	(36,233)	21,178	(10,901)	(1,956)	(6,741)	(870)	(11,283)	(9,018)	(2,303)	(4,957)	(440)	(974)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(250,749)	—	(920)	(2,865)	49,114	(3,154)	56,187	44,570	(10,951)	(20,733)	251	1,090
Unrealized appreciation (depreciation) on investments	(558,239)	—	(86,031)	(4,513)	33,686	1,182	(65,686)	10,461	(30,133)	(69,043)	(7,981)	(3,867)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(808,988)	—	(86,951)	(7,378)	82,800	(1,972)	(9,499)	55,031	(41,084)	(89,776)	(7,730)	(2,777)

Increase (decrease) in net assets from operations	$(845,221)	21,178	(97,852)	(9,334)	76,059	(2,842)	(20,782)	46,013	(43,387)	(94,733)	(8,170)	(3,751)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued
(Unaudited)

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
	Six months ended June 30, 2002					Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$124,219	19,542	26,584	305,163	133,655	1,375	1,032
Expenses — Mortality and expense risk charges — Type I (note 4)	10,644	23,194	27,460	19,786	20,446	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	—	—	—	—	—	1,708	1,109

Net investment income (expense)	113,575	(3,652)	(876)	285,377	113,210	(332)	(77)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(7,643)	(136,361)	(349,970)	(243,902)	(67,866)	(696)	57
Unrealized appreciation (depreciation) on investments	(78,281)	(630,902)	(481,215)	(163,492)	(310,320)	(30,694)	(20,206)
Capital gain distributions	—	—	—	—	19,967	—	—

Net realized and unrealized gain (loss) on investments	(85,924)	(767,263)	(831,185)	(407,394)	(358,219)	(31,390)	(20,149)

Increase (decrease) in net assets from operations	$27,651	(770,915)	(832,061)	(122,017)	(245,009)	(31,722)	(20,226)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued
(Unaudited)

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity-Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund® Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio
	Six months ended June 30, 2002			Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$208,997	18,894	16,655	216,522	60,502	5,541	2,784
Expenses — Mortality and expense risk charges — Type I (note 4)	75,117	54,747	14,949	35,929	49,460	2,825	1,803
Expenses — Mortality and expense risk charges — Type II (note 4)	—	—	—	—	—	—	—

Net investment income (expense)	133,880	(35,853)	1,706	180,593	11,042	2,716	981

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(54,627)	(1,339,971)	(636,657)	(87,006)	(177,719)	(60,532)	(17,651)
Unrealized appreciation (depreciation) on investments	(1,108,400)	(431,613)	563,555	(603,760)	66,367	(9,180)	(23,128)
Capital gain distributions	246,509	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(916,518)	(1,771,584)	(73,102)	(690,766)	(111,352)	(69,712)	(40,779)

Increase (decrease) in net assets from operations	$(782,638)	(1,807,437)	(71,396)	(510,173)	(100,310)	(66,996)	(39,798)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued
(Unaudited)

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund III —Service Class 2		Variable Insurance Products Fund II — Service Class 2
	Equity-Income Portfolio	Growth Portfolio	Growth & Income Portfolio	Mid Cap Portfolio	Contrafund® Portfolio
	Six months ended June 30, 2002		Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$5,616	137	952	1,013	501
Expenses — Mortality and expense risk charges — Type I (note 4)	—	—	—	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	2,246	588	430	899	521

Net investment income (expense)	3,370	(452)	522	114	(20)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1,005)	(387)	(21)	3,664	(22)
Unrealized appreciation (depreciation) on investments	(47,834)	(25,839)	(14,062)	(10,530)	(2,823)
Capital gain distributions	6,982	—	—	—	—

Net realized and unrealized gain (loss) on investments	(41,857)	(26,226)	(14,083)	(6,866)	(2,845)

Increase (decrease) in net assets from operations	$(38,487)	(26,678)	(13,561)	(6,752)	(2,865)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued
(Unaudited)

	Federated Insurance Series				Federated Insurance Series — Service Shares	The Alger American Fund		PBHG Insurance Series Fund, Inc.
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II	Alger American Small Capitalization Portfolio	Alger American Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
	Six months ended June 30, 2002				Six months ended June 30, 2002	Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$10,189	58,635	15,176	—	11,307	—	974	—	—
Expenses — Mortality and expense risk charges — Type I (note 4)	6,164	4,107	2,022	—	—	9,791	18,871	1,713	1,497
Expenses — Mortality and expense risk charges — Type II (note 4)	—	—	—	68	655	—	—	—	—

Net investment income (expense)	4,025	54,528	13,154	(68)	10,652	(9,791)	(17,898)	(1,713)	(1,497)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(29,304)	(114,244)	(1,715)	820	187	(99,756)	(404,453)	(94,210)	(44,962)
Unrealized appreciation (depreciation) on investments	(71,586)	50,751	(58,266)	(1,157)	(13,517)	(120,049)	(172,638)	43,166	(20,447)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(100,890)	(63,493)	(59,981)	(337)	(13,330)	(219,805)	(577,091)	(51,044)	(65,409)

Increase (decrease) in net assets from operations	$(96,865)	(8,965)	(46,827)	(405)	(2,678)	(229,596)	(594,989)	(52,757)	(66,906)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued
(Unaudited)

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	30,491	59,260	8,079	7,324	4,400
Expenses — Mortality and expense risk charges — Type I (note 4)	12,839	31,504	55,876	36,799	2,935	11,483	9,524
Expenses — Mortality and expense risk charges — Type II (note 4)	—	—	—	—	—	—	—

Net investment income (expense)	(12,839)	(31,504)	(25,385)	22,461	5,144	(4,159)	(5,125)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(473,874)	(898,120)	(1,021,042)	40,703	12,226	(262,803)	(168,271)
Unrealized appreciation (depreciation) on investments	42,210	102,755	(193,577)	(277,942)	(3,827)	31,631	65,276
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(431,664)	(795,365)	(1,214,619)	(237,239)	8,399	(231,172)	(102,995)

Increase (decrease) in net assets from operations	$(444,503)	(826,869)	(1,240,004)	(214,778)	13,543	(235,331)	(108,120)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued
(Unaudited)

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	—	—	353	6,157	147	76
Expenses — Mortality and expense risk charges — Type I (note 4)	1,697	1,173	—	—	—	—	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	1,037	65	2,099	565	688	2,953	99	172

Net investment income (expense)	(2,733)	(1,238)	(2,099)	(565)	(335)	3,204	49	(95)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(6,320)	(83,505)	(1,076)	(27)	76	(61)	(28)	(18)
Unrealized appreciation (depreciation) on investments	(79,872)	(17,705)	(60,716)	(18,300)	(18,240)	(27,038)	(2,646)	(2,183)
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(86,192)	(101,210)	(61,792)	(18,327)	(18,164)	(27,099)	(2,674)	(2,201)

Increase (decrease) in net assets from operations	$(88,926)	(102,448)	(63,891)	(18,892)	(18,499)	(23,895)	(2,625)	(2,296)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued
(Unaudited)

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Fund Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
	Six months ended June 30, 2002		Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	—	2,807	—	2
Expenses — Mortality and expense risk charges — Type I (note 4)	385	17,056	1,915	3,055	205
Expenses — Mortality and expense risk charges — Type II (note 4)	—	—	—	—	—

Net investment income (expense)	(385)	(17,056)	892	(3,055)	(203)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(112)	82,118	2,229	(5,358)	(12)
Unrealized appreciation (depreciation) on investments	(2,342)	86,540	(4,198)	(67,578)	(1,333)
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(2,454)	168,658	(1,969)	(72,936)	(1,345)

Increase (decrease) in net assets from operations	$(2,839)	151,602	(1,077)	(75,991)	(1,548)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued
(Unaudited)

	PIMCO Variable Insurance Trust				AIM Variable Insurance Funds			Alliance Variable Products Series Fund, Inc.
	Foreign Bond Portfolio	Long-Term U.S. Government Portfolio	High Yield Portfolio	Total Return Portfolio	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Premier Equity Fund	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio
	Six months ended June 30, 2002				Six months ended June 30, 2002			Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$489	5,919	7,865	8,866	—	—	—	4,609	—	—
Expenses — Mortality and expense risk charges — Type I (note 4)	—	—	—	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	173	1,463	1,141	2,390	133	54	1,625	3,841	469	382

Net investment income (expense)	316	4,457	6,724	6,476	(133)	(54)	(1,625)	768	(469)	(382)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(40)	(755)	(361)	(31)	(5)	(7)	(2,057)	(2,002)	(339)	(888)
Unrealized appreciation (depreciation) on investments	618	9,989	(18,578)	4,979	(5,071)	(2,330)	(69,207)	(145,933)	(23,014)	(14,190)
Capital gain distributions	—	—	—	—	—	—	—	28,332	—	—

Net realized and unrealized gain (loss) on investments	578	9,234	(18,939)	4,948	(5,076)	(2,337)	(71,264)	(119,603)	(23,353)	(15,078)

Increase (decrease) in net assets from operations	$894	13,691	(12,215)	11,424	(5,209)	(2,391)	(72,889)	(118,835)	(23,822)	(15,460)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued
(Unaudited)

	Dreyfus		Rydex Variable Trust	MFS® Variable Insurance Trust
	Dreyfus Investment Portfolios-Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.	OTC Fund	MFS® Utilities Series	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series
	Six months ended June 30, 2002		Six months ended June 30, 2002	Six months ended June 30, 2002
Investment income:
Income — Ordinary dividends	$—	1	—	16,710	—	2,743	—
Expenses — Mortality and expense risk charges — Type I (note 4)	—	—	—	—	—	—	—
Expenses — Mortality and expense risk charges — Type II (note 4)	48	65	64	3,413	176	3,009	494

Net investment income (expense)	(48)	(64)	(64)	13,297	(176)	(266)	(494)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	26	148	(301)	(3,795)	(125)	(24)	(96)
Unrealized appreciation (depreciation) on investments	(1,240)	(2,731)	(4,039)	(139,118)	(6,892)	(96,308)	(19,548)
Capital gain distributions	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	(1,214)	(2,583)	(4,340)	(142,913)	(7,017)	(96,332)	(19,644)

Increase (decrease) in net assets from operations	$(1,262)	(2,647)	(4,404)	(129,616)	(7,193)	(96,598)	(20,138)

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statement of Changes in Net Assets
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund	Money Market Fund	Total Return Fund	International Equity Fund	Real Estate Securities Fund	Global Income Fund	Mid-Cap Value Equity Fund	Income Fund	U.S. Equity Fund	Premier Growth Equity Fund	Value Equity Fund	Small-Cap Value Equity Fund
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(36,233)	21,178	(10,901)	(1,956)	(6,741)	(870)	(11,283)	(9,018)	(2,303)	(4,957)	(440)	(974)
Net realized gain (loss)	(250,749)	—	(920)	(2,865)	49,114	(3,154)	56,187	44,570	(10,951)	(20,733)	251	1,090
Unrealized appreciation (depreciation) on investments	(558,239)	—	(86,031)	(4,513)	33,686	1,182	(65,686)	10,461	(30,133)	(69,043)	(7,981)	(3,867)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(845,221)	21,178	(97,852)	(9,334)	76,059	(2,842)	(20,782)	46,013	(43,387)	(94,733)	(8,170)	(3,751)

From capital transactions:
Net premiums	501,269	936,589	5,000	—	—	—	90,616	2,500	28,127	46,269	21,984	119,142
Loan interest	(564)	125,714	(250)	(22,021)	(258)	—	(20,829)	139	—	—	—	(14)
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(4,705)	(11,311)	—	—	(7,258)	—	(30,819)	(9,627)	(1,199)	(1,217)	—	—
Surrenders	(334,576)	(711,942)	(66,344)	(4,691)	(13,901)	—	—	(90,708)	(2,229)	—	—	—
Loans	(68,785)	(149,172)	(18,954)	(1,500)	504	—	(34,369)	(9,575)	—	5	—	—
Cost of insurance and administrative expense (note 4)	(40,809)	(88,459)	(10,239)	(1,606)	(7,834)	(228)	(11,443)	(7,383)	(2,535)	(6,431)	(463)	(1,248)
Transfer gain (loss) and transfer fees	21,990	1,890	577	(1,177)	(558)	99	23,521	(532)	(0)	(407)	303	(682)
Transfers (to) from the Guarantee Account	183,672	(152,964)	19,383	—	1,144	—	59,746	1,412	26,401	8,637	24,543	77,182
Interfund transfers	(253,748)	2,027,286	194,090	(136,960)	111,891	7,237	170,519	170,200	12,801	48,368	—	24,923

Increase (decrease) in net assets from capital transactions	3,744	1,977,631	123,263	(167,955)	83,730	7,108	246,942	56,426	61,366	95,224	46,367	219,303

Increase (decrease) in net assets	(841,477)	1,998,809	25,411	(177,289)	159,789	4,266	226,160	102,441	17,979	491	38,197	215,552
Net assets at beginning of year	5,973,821	14,796,345	1,707,374	519,418	888,678	33,002	1,378,508	1,249,884	341,711	747,022	49,619	98,385

Net assets at end of period	$5,132,344	16,795,154	1,732,785	342,129	1,048,467	37,268	1,604,668	1,352,325	359,690	747,513	87,816	313,937

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statement of Changes in Net Assets, Continued
(Unaudited)

	Oppenheimer Variable Account Funds					Oppenheimer Variable Account Funds — Class 2 Shares
	Bond Fund/VA	Capital Appreciation Fund/VA	Aggressive Growth Fund/VA	High Income Fund/VA	Multiple Strategies Fund/VA	Global Securities Fund/VA	Main Street Growth & Income Fund/VA
	Six months ended June 30, 2002					Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$113,575	(3,652)	(876)	285,377	113,210	(332)	(77)
Net realized gain (loss)	(7,643)	(136,361)	(349,970)	(243,902)	(67,866)	(696)	57
Unrealized appreciation (depreciation) on investments	(78,281)	(630,902)	(481,215)	(163,492)	(310,320)	(30,694)	(20,206)
Capital gain distributions	—	—	—	—	19,967	—	—

Increase (decrease) in net assets from operations	27,651	(770,915)	(832,061)	(122,017)	(245,009)	(31,722)	(20,226)

From capital transactions:
Net premiums	—	—	(21,482)	—	5,000	128,177	86,467
Loan interest	75	217	(2,083)	1,077	9,774	(45)	—
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	—	—	(23,027)	—	(34,085)	—	—
Surrenders	(9,304)	(17,627)	(132,427)	(164,803)	(146,111)	—	—
Loans	(10,577)	(18,059)	(5,697)	(17,132)	(19,026)	—	—
Cost of insurance and administrative expense (note 4)	(9,745)	(23,660)	(27,710)	(15,978)	(16,111)	(2,282)	(1,196)
Transfer gain (loss) and transfer fees	(139)	14,652	39,228	(21,341)	(964)	39	259
Transfers (to) from the Guarantee Account	13,521	517	4,700	—	9,071	83,777	59,659
Interfund transfers	(58,925)	101,870	(339,581)	289	(155,769)	—	—

Increase (decrease) in net assets from capital transactions	(75,094)	57,910	(508,079)	(217,888)	(348,221)	209,666	145,189

Increase (decrease) in net assets	(47,443)	(713,005)	(1,340,140)	(339,905)	(593,230)	177,944	124,963
Net assets at beginning of year	1,668,725	3,867,210	4,998,996	3,137,353	3,316,580	274,791	136,648

Net assets at end of period	$1,621,282	3,154,205	3,658,856	2,797,448	2,723,350	452,735	261,611

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statement of Changes in Net Assets, Continued
(Unaudited)

	Variable Insurance Products Fund			Variable Insurance Products Fund II		Variable Insurance Products Fund III
	Equity-Income Portfolio	Growth Portfolio	Overseas Portfolio	Asset Manager Portfolio	Contrafund® Portfolio	Growth & Income Portfolio	Growth Opportunities Portfolio
	Six months ended June 30, 2002			Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$133,880	(35,853)	1,706	180,593	11,042	2,716	981
Net realized gain (loss)	(54,627)	(1,339,971)	(636,657)	(87,006)	(177,719)	(60,532)	(17,651)
Unrealized appreciation (depreciation) on investments	(1,108,400)	(431,613)	563,555	(603,760)	66,367	(9,180)	(23,128)
Capital gain distributions	246,509	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(782,638)	(1,807,437)	(71,396)	(510,173)	(100,310)	(66,996)	(39,798)

From capital transactions:
Net premiums	—	—	(8,036)	5,000	4,000	5,000	—
Loan interest	(1,648)	(32,278)	1,249	2,066	(1,317)	(242)	—
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(32,972)	—	(8,957)	(114,734)	(19,293)	—	(2,785)
Surrenders	(226,449)	(254,922)	(45,086)	(245,255)	(372,499)	(57,529)	—
Loans	(20,635)	23,095	(4,828)	4,145	(21,666)	73	—
Cost of insurance and administrative expense (note 4)	(62,072)	(46,200)	(11,011)	(29,621)	(47,964)	(2,712)	(1,854)
Transfer gain (loss) and transfer fees	(33,133)	12,247	3,943	2,742	6,051	212	(27)
Transfers (to) from the Guarantee Account	11,773	—	—	7,121	(5,894)	—	—
Interfund transfers	(347,075)	(298,004)	227,179	(94,399)	(132,745)	(17,949)	(32,281)

Increase (decrease) in net assets from capital transactions	(712,211)	(596,062)	154,453	(462,935)	(591,327)	(73,147)	(36,947)

Increase (decrease) in net assets	(1,494,849)	(2,403,499)	83,057	(973,108)	(691,637)	(140,143)	(76,745)
Net assets at beginning of year	12,310,701	9,506,686	2,300,453	5,935,889	7,760,251	515,246	321,608

Net assets at end of period	$10,815,852	7,103,187	2,383,510	4,962,781	7,068,614	375,103	244,863

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statement of Changes in Net Assets, Continued
(Unaudited)

	Variable Insurance Products Fund — Service Class 2		Variable Insurance Products Fund III — Service Class 2		Variable Insurance Products Fund II — Service Class 2
	Equity-Income Portfolio	Growth Portfolio	Growth & Income Portfolio	Mid Cap Portfolio	Contrafund® Portfolio
	Six months ended June 30, 2002		Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$3,370	(452)	522	114	(20)
Net realized gain (loss)	(1,005)	(387)	(21)	3,664	(22)
Unrealized appreciation (depreciation) on investments	(47,834)	(25,839)	(14,062)	(10,530)	(2,823)
Capital gain distributions	6,982	—	—	—	—

Increase (decrease) in net assets from operations	(38,487)	(26,678)	(13,561)	(6,752)	(2,865)

From capital transactions:
Net premiums	130,775	9,177	17,793	94,087	83,751
Loan interest	—	—	—	—	(35)
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	—	—	—	—	—
Surrenders	—	—	—	—	—
Loans	—	—	—	—	—
Cost of insurance and administrative expense (note 4)	(2,517)	(778)	(496)	(931)	(564)
Transfer gain (loss) and transfer fees	(210)	503	10	(13)	(88)
Transfers (to) from the Guarantee Account	143,917	37,463	10,007	28,028	15,315
Interfund transfers	63,902	—	—	53,966	—

Increase (decrease) in net assets from capital transactions	335,867	46,365	27,314	175,137	98,379

Increase (decrease) in net assets	297,380	19,687	13,753	168,385	95,514
Net assets at beginning of year	290,353	98,860	72,746	95,273	68,525

Net assets at end of period	$587,733	118,547	86,499	263,658	164,039

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statement of Changes in Net Assets, Continued
(Unaudited)

	Federated Insurance Series				Federated Insurance Series — Service Shares
	American Leaders Fund II	High Income Bond Fund II	Utility Fund II	International Small Company Fund II	High Income Bond Fund II
	Six months ended June 30, 2002				Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$4,025	54,528	13,154	(68)	10,652
Net realized gain (loss)	(29,304)	(114,244)	(1,715)	820	187
Unrealized appreciation (depreciation) on investments	(71,586)	50,751	(58,266)	(1,157)	(13,517)
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	(96,865)	(8,965)	(46,827)	(405)	(2,678)

From capital transactions:
Net premiums	—	1,800	—	8,611	7,947
Loan interest	(72)	(3)	—	—	—
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	—	(3,737)	—	—	—
Surrenders	—	(79,795)	—	—	—
Loans	9,297	504	183	—	—
Cost of insurance and administrative expense (note 4)	(6,173)	(4,359)	(2,009)	(71)	(688)
Transfer gain (loss) and transfer fees	(67)	444	89	(269)	(44)
Transfers (to) from the Guarantee Account	1,500	—	—	—	6,446
Interfund transfers	(203,377)	59,227	23,718	—	—

Increase (decrease) in net assets from capital transactions	(198,892)	(25,919)	21,981	8,271	13,661

Increase (decrease) in net assets	(295,757)	(34,884)	(24,846)	7,866	10,983
Net assets at beginning of year	1,073,698	598,644	334,066	9,998	110,698

Net assets at end of period	$777,941	563,760	309,220	17,864	121,681

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statement of Changes in Net Assets, Continued
(Unaudited)

	The Alger American Fund		PBHG Insurance Series Fund, Inc.
	Alger American Small Capitalization Portfolio	Alger American Growth Portfolio	PBHG Large Cap Growth Portfolio	PBHG Growth II Portfolio
	Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(9,791)	(17,898)	(1,713)	(1,497)
Net realized gain (loss)	(99,756)	(404,453)	(94,210)	(44,962)
Unrealized appreciation (depreciation) on investments	(120,049)	(172,638)	43,166	(20,447)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	(229,596)	(594,989)	(52,757)	(66,906)

From capital transactions:
Net premiums	—	—	2,000	2,625
Loan interest	(21,338)	(2,160)	—	150
Transfers (to) from the general account of GE Life and Annuity:
Death benefits	(7,275)	—	—	—
Surrenders	(3,551)	(50,896)	—	—
Loans	(12,193)	(38,187)	(670)	(4,267)
Cost of insurance and administrative expense (note 4)	(10,014)	(21,504)	(2,212)	(1,334)
Transfer gain (loss) and transfer fees	3,720	(33)	3,009	7,161
Transfers (to) from the Guarantee Account	1,378	250	1,489	3,211
Interfund transfers	(123,725)	(388,990)	(108,221)	(23,948)

Increase (decrease) in net assets from capital transactions	(172,998)	(501,520)	(104,605)	(16,402)

Increase (decrease) in net assets	(402,594)	(1,096,509)	(157,362)	(83,308)
Net assets at beginning of year	1,658,560	3,347,777	358,465	219,421

Net assets at end of period	$1,255,966	2,251,268	201,103	136,113

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statement of Changes in Net Assets, Continued
(Unaudited)

	Janus Aspen Series
	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	Flexible Income Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(12,839)	(31,504)	(25,385)	22,461	5,144	(4,159)	(5,125)
Net realized gain (loss)	(473,874)	(898,120)	(1,021,042)	40,703	12,226	(262,803)	(168,271)
Unrealized appreciation (depreciation) on investments	42,210	102,755	(193,577)	(277,942)	(3,827)	31,631	65,276
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(444,503)	(826,869)	(1,240,004)	(214,778)	13,543	(235,331)	(108,120)

From capital transactions:
Net premiums	2,625	—	7,200	3,000	—	3,000	—
Loan interest	438	(2,944)	(122)	(14,748)	—	(26,446)	(2)
Transfers (to) from the general account of GE Life and Annuity
Death benefits	—	(4,671)	(31,042)	(106,522)	—	—	—
Surrenders	(129,556)	(25,764)	(144,261)	(63,381)	(1,461)	(9,215)	—
Loans	(6,827)	(17,414)	(29,727)	(11,999)	(8,481)	(4,191)	387
Cost of insurance and administrative expense (note 4)	(12,397)	(32,042)	(53,810)	(33,568)	(2,111)	(11,074)	(12,287)
Transfer gain (loss) and transfer fees	17,103	7,929	14,874	3,099	(27)	136	(8,453)
Transfers (to) from the Guarantee Account	139	1,378	(432)	4,682	—	—	(2,407)
Interfund transfers	(272,523)	(272,015)	(209,596)	(411,129)	(44,521)	(138,287)	(352,350)

Increase (decrease) in net assets from capital transactions	(400,998)	(345,543)	(446,916)	(630,566)	(56,601)	(186,077)	(375,112)

Increase (decrease) in net assets	(845,501)	(1,172,412)	(1,686,920)	(845,344)	(43,058)	(421,408)	(483,232)
Net assets at beginning of year	2,409,979	5,227,678	9,361,972	6,020,321	366,322	2,143,951	1,693,577

Net assets at end of period	$1,564,478	4,055,266	7,675,052	5,174,977	323,264	1,722,543	1,210,345

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statement of Changes in Net Assets, Continued
(Unaudited)

	Janus Aspen Series — Service Shares
	Global Life Sciences Portfolio	Global Technology Portfolio	Aggressive Growth Portfolio	Growth Portfolio	Worldwide Growth Portfolio	Balanced Portfolio	International Growth Portfolio	Capital Appreciation Portfolio
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,733)	(1,238)	(2,099)	(565)	(335)	3,204	49	(95)
Net realized gain (loss)	(6,320)	(83,505)	(1,076)	(27)	76	(61)	(28)	(18)
Unrealized appreciation (depreciation) on investments	(79,872)	(17,705)	(60,716)	(18,300)	(18,240)	(27,038)	(2,646)	(2,183)
Capital gain distributions	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	(88,926)	(102,448)	(63,891)	(18,892)	(18,499)	(23,895)	(2,625)	(2,296)

From capital transactions:
Net premiums	218,400	625	412,695	81,265	8,199	244,007	40,912	9,519
Loan interest	21	655	—	—	—	—	—	—
Transfers (to) from the general account of GE Life and Annuity
Death benefits	—	—	—	—	—	—	—	—
Surrenders	(8,894)	—	—	—	—	—	—	—
Loans	(5,787)	(9,134)	—	—	—	—	—	—
Cost of insurance and administrative expense (note 4)	(2,689)	(954)	(2,202)	(583)	(744)	(3,033)	(96)	(180)
Transfer gain (loss) and transfer fees	10,852	11,758	23,359	(354)	2	(174)	(163)	(163)
Transfers (to) from the Guarantee Account	22,744	—	8,227	17,356	12,027	91,276	—	839
Interfund transfers	(33,913)	213,102	5,000	—	—	47,582	—	—

Increase (decrease) in net assets from capital transactions	200,734	216,052	447,079	97,684	19,484	379,658	40,653	10,015

Increase (decrease) in net assets	111,808	113,604	383,188	78,792	985	355,763	38,028	7,719
Net assets at beginning of year	329,948	58,990	42,886	47,909	123,338	305,952	2,206	28,796

Net assets at end of period	$441,756	172,594	426,074	126,701	124,323	661,715	40,234	36,515

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statement of Changes in Net Assets, Continued
(Unaudited)

	Goldman Sachs Variable Insurance Trust		Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund	Mid Cap Value Fund	Strategic Bond Fund	Investors Fund	Total Return Fund
	Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(385)	(17,056)	892	(3,055)	(203)
Net realized gain (loss)	(112)	82,118	2,229	(5,358)	(12)
Unrealized appreciation (depreciation) on investments	(2,342)	86,540	(4,198)	(67,578)	(1,333)
Capital gain distributions	—	—	—	—	—

Increase (decrease) in net assets from operations	(2,839)	151,602	(1,077)	(75,991)	(1,548)

From capital transactions:
Net premiums	—	—	—	—	5,000
Loan interest	—	(216)	—	142	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	(28,536)	—	—	—
Surrenders	—	(14,673)	—	(664)	—
Loans	—	(37,512)	(3,535)	(2,986)	—
Cost of insurance and administrative expense (note 4)	(356)	(15,923)	(809)	(4,607)	(263)
Transfer gain (loss) and transfer fees	1	(16,086)	229	(7,811)	1
Transfers (to) from the Guarantee Account	—	—	1,144	—	—
Interfund transfers	8,817	260,247	340,451	115,399	—

Increase (decrease) in net assets from capital transactions	8,462	147,301	337,480	99,473	4,738

Increase (decrease) in net assets	5,623	298,903	336,403	23,482	3,190
Net assets at beginning of year	52,651	2,461,973	64,014	468,596	28,993

Net assets at end of period	$58,274	2,760,876	400,417	492,078	32,183

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statement of Changes in Net Assets, Continued
(Unaudited)

	PIMCO Variable Insurance Trust				AIM Variable Insurance Funds
	Foreign Bond Portfolio	Long-Term U.S. Government Portfolio	High Yield Portfolio	Total Return Portfolio	AIM V.I. Capital Appreciation Fund	AIM V.I. Growth Fund	AIM V.I. Premier Equity Fund
	Six months ended June 30, 2002				Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$316	4,457	6,724	6,476	(133)	(54)	(1,625)
Net realized gain (loss)	(40)	(755)	(361)	(31)	(5)	(7)	(2,057)
Unrealized appreciation (depreciation) on investments	618	9,989	(18,578)	4,979	(5,071)	(2,330)	(69,207)
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	894	13,691	(12,215)	11,424	(5,209)	(2,391)	(72,889)

From capital transactions:
Net premiums	49,092	43,218	109,147	191,566	16,628	—	59,147
Loan interest	—	—	(74)	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—	—
Loans	—	—	—	—	—	—	—
Cost of insurance and administrative expense (note 4)	(177)	(1,669)	(1,234)	(2,707)	(208)	(57)	(1,746)
Transfer gain (loss) and transfer fees	(68)	(747)	(1,512)	(1,632)	10	1	(1,199)
Transfers (to) from the Guarantee Account	598	90,988	15,668	155,754	10,288	3,789	105,858
Interfund transfers	(14,323)	12,772	9,970	60,052	—	—	4,938

Increase (decrease) in net assets from capital transactions	35,122	144,562	131,965	403,033	26,718	3,733	166,998

Increase (decrease) in net assets	36,016	158,253	119,750	414,457	21,509	1,342	94,109
Net assets at beginning of year	7,429	188,772	134,603	247,583	18,753	9,429	231,920

Net assets at end of period	$43,445	347,025	254,353	662,040	40,262	10,771	326,029

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statement of Changes in Net Assets, Continued
(Unaudited)

	Alliance Variable Products Series Fund, Inc.			Dreyfus		Rydex Variable Trust
	Growth and Income Portfolio	Premier Growth Portfolio	Quasar Portfolio	Dreyfus Investment Portfolios-Emerging Markets Portfolio	The Dreyfus Socially Responsible Growth Fund, Inc.	OTC Fund
	Six months ended June 30, 2002			Six months ended June 30, 2002		Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$768	(469)	(382)	(48)	(64)	(64)
Net realized gain (loss)	(2,002)	(339)	(888)	26	148	(301)
Unrealized appreciation (depreciation) on investments	(145,933)	(23,014)	(14,190)	(1,240)	(2,731)	(4,039)
Capital gain distributions	28,332	—	—	—	—	—

Increase (decrease) in net assets from operations	(118,835)	(23,822)	(15,460)	(1,262)	(2,647)	(4,404)

From capital transactions:
Net premiums	226,149	121,162	24,574	18,950	—	16,700
Loan interest	—	—	(32)	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—
Surrenders	—	—	—	—	—	—
Loans	—	—	—	—	—	—
Cost of insurance and administrative expense (note 4)	(4,132)	(484)	(577)	(61)	(77)	(80)
Transfer gain (loss) and transfer fees	(251)	(220)	(246)	5	(137)	(638)
Transfers (to) from the Guarantee Account	241,357	18,706	17,484	—	5,349	4,310
Interfund transfers	75,876	—	—	—	—	—

Increase (decrease) in net assets from capital transactions	538,999	139,164	41,203	18,894	5,135	20,292

Increase (decrease) in net assets	420,164	115,342	25,743	17,632	2,488	15,888
Net assets at beginning of year	489,492	39,573	61,207	4,032	12,341	1,852

Net assets at end of period	$909,656	154,915	86,950	21,664	14,829	17,740

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statement of Changes in Net Assets, Continued
(Unaudited)

	MFS® Variable Insurance Trust
	MFS® Utilities Series	MFS® Investors Growth Stock Series	MFS® Investors Trust Series	MFS® New Discovery Series
	Six months ended June 30, 2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$13,297	(176)	(266)	(494)
Net realized gain (loss)	(3,795)	(125)	(24)	(96)
Unrealized appreciation (depreciation) on investments	(139,118)	(6,892)	(96,308)	(19,548)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	(129,616)	(7,193)	(96,598)	(20,138)

From capital transactions:
Net premiums	622,573	39,257	634,238	39,974
Loan interest	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:	—	—	—	—
Death benefits	—	—	—	—
Surrenders	—	—	—	—
Loans	—	—	—	—
Cost of insurance and administrative expense (note 4)	(3,582)	(193)	(3,256)	(540)
Transfer gain (loss) and transfer fees	36,620	46	25,163	(216)
Transfers (to) from the Guarantee Account	42,416	7,988	27,418	28,876
Interfund transfers	12,682	—	—	—

	—	—	—	—
Increase (decrease) in net assets from capital transactions	710,709	47,098	683,563	68,094

Increase (decrease) in net assets	581,093	39,905	586,965	47,956
Net assets at beginning of year	92,885	19,984	37,085	67,914

Net assets at end of period	$673,978	59,889	624,050	115,870

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

June 30, 2002
(Unaudited)

(1)	Description of Entity

GE Life & Annuity Separate Account III (the Account) is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for single premium variable life insurance policies and flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life & Annuity’s capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

During May 2002, two subaccounts were added to the Account for Type I and Type II (See Note 2). These subaccounts invest in the Van Kampen Life Investment Trust Comstock Portfolio – Class II Shares and the Van Kampen Life Investment Trust Emerging Growth Portfolio – Class II Shares. There were no amounts issued in either the Comstock Portfolio or the Emerging Growth Portfolio during the period from May 2002 to the period ended June 30, 2002.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V. I. Value Fund to AIM V. I. Premier Equity Fund. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio to High Yield Portfolio, its Long-Term U. S. Government Bond Portfolio to Long-Term U. S. Government Portfolio and its Total Return Bond Portfolio to Total Return Portfolio.

During 2001, MFS® Variable Insurance Trust changed the name of its MFS® Growth Series to MFS® Investors Growth Stock Series and its MFS® Growth With Income Series to MFS® Investors Trust Series.

In November 2000, 34 new subaccounts were added to the Account (See Note 2). These subaccounts invest in the AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund Series I Shares, AIM Variable Insurance Funds – AIM V.I. Growth Fund Series I Shares, AIM Variable Insurance Funds – AIM V.I. Premier Equity Fund Series I Shares (formerly AIM V.I. Value Fund), Alliance Variable Products Series Fund, Inc. – Growth and Income Portfolio Class B, Alliance Variable Products Series Fund, Inc. – Premier Growth Portfolio Class B, Alliance Variable Products Series Fund, Inc. – Quasar Portfolio Class B, Dreyfus Investment Portfolios – Emerging Markets Portfolio Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. Initial Shares, Federated Insurance Series – Federated High Income Bond Fund II Service Shares, Federated Insurance Series – Federated International Small Company Fund II, Fidelity Variable Insurance Products Fund – VIP Equity-Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund – VIP Growth Portfolio Service Class 2, Fidelity Variable Insurance Products Fund II – VIP II Contrafund® Service Class 2, Fidelity Variable Insurance Products Fund III – VIP III Growth & Income Portfolio Service Class 2, Fidelity Variable Insurance Products Fund III – VIP III Mid Cap Portfolio Service Class 2, GE Investments Funds, Inc. – Value Equity Fund, GE Investments Funds, Inc. – Small-Cap Value Equity Fund, Janus Aspen Series – Aggressive Growth Portfolio Service Shares, Janus Aspen Series – Balanced Portfolio Service Shares, Janus Aspen Series – Capital Appreciation Portfolio Service Shares, Janus Aspen Series – Growth Portfolio Service Shares, Janus Aspen Series – International Growth Portfolio Service Shares, Janus Aspen Series – Worldwide Growth Portfolio Service Shares, MFS® Variable Insurance Trust – MFS® Investors Growth Stock Series Service Class Shares (formerly MFS® Growth Series), MFS® Variable Insurance Trust – MFS® Investors Trust Series Service Class Shares (formerly MFS® Growth With Income Series), MFS® Variable Insurance Trust – MFS® New Discovery Series Service Class Shares, MFS® Variable Insurance Trust – MFS® Utilities Series Service Class Shares, Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA Service Shares, Oppenheimer Variable Account Funds – Oppenheimer Main Street Growth & Income Fund/VA Service Shares, PIMCO Variable Insurance Trust – Foreign Bond Portfolio Administrative Class Shares, PIMCO Variable Insurance Trust – High Yield Portfolio Administrative Class Shares (formerly High Yield Bond Portfolio), PIMCO Variable Insurance Trust – Long-Term U.S. Government Portfolio Administrative Class Shares (formerly Long-Term U.S. Government Bond Portfolio), PIMCO Variable Insurance Trust – Total Return Portfolio Administrative Class Shares (formerly Total Return Bond Portfolio), and the Rydex Variable Trust – OTC Fund.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

(1)	Description of Entity — Continued

In April 2000, two new subaccounts were added to the Account. These subaccounts invest in the Janus Aspen Series – Global Life Sciences Portfolio Service Shares and the Janus Aspen Series Global Technology Portfolio Service Shares.

In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to Mid-Cap Value Equity Fund.
All designated portfolios described above are series type mutual funds.

For policies issued after May 1, 1995, policyowners may transfer cash values between the Account’s portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. In addition, certain policyholders elect to deposit premiums in the general account of GE Life & Annuity and, over a period up to one year, periodically and systematically transfer those premiums to the subaccounts of their choice (i.e. dollar-cost average the unit purchases). Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for the guarantee period, after which a new rate may be declared. Such transfers are reflected in the Statements of Changes in Net Assets as Transfers to (from) the Guarantee Account and in the Capital Transactions footnote as units exchanged.

(2)	Summary of Significant Accounting Policies

(a)  Unit Class

There are two unit classes included in the Account. Type I units are sold under policy form P1097. Type II units are sold under policy forms P1254 and P1255. Type II unit sales began in December 2000; however, no policies were sold as of the end of that reporting period.

(b)  Investments

Investments are stated at market value, which are based on the underlying net asset value per share of the respective portfolios. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last Valuation Day in the applicable year or period.

(c)  Federal Income Taxes

The Account is not taxed separately because its operations are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

(d)  Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)	Purchases and Sales of Investments

The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months ended June 30, 2002 were:

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

(3)	Purchases and Sales of Investments — Continued
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
GE Investments Funds, Inc.:
S&P 500® Index Fund	$1,260,663	$1,294,480
Money Market Fund	58,307,647	53,936,709
Total Return Fund	221,945	109,577
International Equity Fund	910,406	1,081,064
Real Estate Securities Fund	686,861	602,085
Global Income Fund	4,616,971	4,610,839
Mid-Cap Value Equity Fund	15,883,747	15,625,450
Income Fund	3,669,005	3,612,076
U.S. Equity Fund	348,870	286,211
Premier Growth Equity Fund	414,284	324,432
Value Equity Fund	67,860	21,934
Small-Cap Value Equity Fund	262,350	44,019
Oppenheimer Variable Account Funds:
Bond Fund/VA	154,167	116,021
Capital Appreciation Fund/VA	479,523	427,287
Aggressive Growth Fund/VA	287,411	797,189
High Income Fund/VA	1,123,190	1,056,325
Multiple Strategies Fund/VA	279,662	495,218
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	227,494	18,148
Main Street Growth & Income Fund/VA	174,383	29,171
Variable Insurance Products Fund:
Equity-Income Portfolio	1,071,723	1,399,780
Growth Portfolio	5,600,922	6,702,203
Overseas Portfolio	2,511,616	2,489,663
Variable Insurance Products Fund II:
Asset Manager Portfolio	343,640	628,417
Contrafund® Portfolio	1,222,248	1,803,566
Variable Insurance Products Fund III:
Growth & Income Portfolio	372,788	420,823
Growth Opportunties Portfolio	7,953	43,977
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	420,926	70,842
Growth Portfolio	52,484	6,566
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	28,808	972
Mid Cap Portfolio	199,552	24,354
Variable Insurance Products Fund II — Service Class 2:
Contrafund® Portfolio	105,844	3,720
Federated Insurance Series:
American Leaders Fund II	336,403	509,051
High Income Bond Fund II	1,826,972	1,794,838
Utility Fund II	39,685	4,693
International Small Company Fund II	18,646	10,444

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

(3)	Purchases and Sales of Investments — Continued
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Insurance Series — Service Shares:
High Income Bond Fund II	$35,919	$11,553
The Alger American Fund:
Alger American Small Capitalization Portfolio	6,016,709	6,657,186
Alger American Growth Portfolio	344,466	863,707
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	192,494	301,995
PBHG Growth II Portfolio	3,267,712	3,521,351
Janus Aspen Series:
Aggressive Growth Portfolio	320,976	736,139
Growth Portfolio	4,969,802	6,287,747
Worldwide Growth Portfolio	2,415,567	2,882,737
Balanced Portfolio	666,437	1,275,780
Flexible Income Portfolio	3,041,532	3,093,042
International Growth Portfolio	1,995,805	2,186,517
Capital Appreciation Portfolio	200,856	581,573
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	263,063	64,694
Global Technology Portfolio	4,236,125	4,256,382
Aggressive Growth Portfolio	455,307	9,635
Growth Portfolio	98,745	1,603
Worldwide Growth Portfolio	21,156	2,009
Balanced Portfolio	398,652	11,914
International Growth Portfolio	41,061	359
Capital Appreciation Portfolio	10,435	514
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	8,817	742
Mid Cap Value Fund	2,234,408	2,070,854
Salomon Brothers Variable Series Funds Inc:
Strategic Bond Fund	2,008,887	1,670,501
Investors Fund	172,325	76,029
Total Return Fund	5,019	494
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	50,191	14,728
Long-Term U.S. Government Portfolio	256,116	107,625
High Yield Portfolio	158,082	18,694
Total Return Portfolio	511,591	100,042
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	26,990	406
AIM V.I. Growth Fund	3,789	111
AIM V.I. Premier Equity Fund	202,593	33,583
Alliance Variable Products Series Fund, Inc.:
Growth and Income Portfolio	662,275	94,019
Premier Growth Portfolio	139,889	1,195
Quasar Portfolio	60,657	19,801

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

(3)	Summary of Significant Accounting Policies — Continued
Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	$18,978	$133
The Dreyfus Socially Responsible Growth Fund, Inc.	16,246	11,176
Rydex Variable Trust:
OTC Fund	28,349	8,106
MFS® Variable Insurance Trust:
MFS® Utilities Series	769,265	40,485
MFS® Investors Growth Stock Series	47,780	858
MFS® Investors Trust Series	701,398	17,093
MFS® New Discovery Series	71,345	3,745

(4)	Related Party Transactions

Type I Policies

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions. For 10 years after each premium payment, GE Life & Annuity deducts a monthly premium tax charge equal to an annual rate of .20% of the portion of the assets in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of .30% of that portion of the assets in the Account attributable to each premium payment. The sum of the cumulative distribution expense charges previously deducted attributable to a particular premium payment will never exceed 9% of that premium.

A Mortality and Expense Risk Charge is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .90% of the average daily net assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an Administrative Expense is deducted daily from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .40% of the average daily net assets.

A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as age, gender, policy duration and risk class.

There will be a surrender charge if the policy is surrendered within nine years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% of premium payments for the first four years of the premium payment and then declines by 1% each year thereafter until reaching 0% in year 10.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

Type II Policies

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its single premium variable life insurance policies less deductions. For 10 years after each premium payment, GE Life & Annuity deducts a monthly premium tax charge equal to an annual rate of .20% of the portion of the assets in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of .30% of that portion of the assets in the Account attributable to each premium payment.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

(4)	Related Party Transactions — Continued

A Mortality and Expense Risk Charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .70% of the average daily net assets during the first 10 policy years and .35% thereafter. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an Administrative Expense is deducted monthly from the assets in the subaccounts attributable to the policies equal to an effective annual rate of .40% of the average daily net assets. The minimum monthly deduction for the Administrative expense charge is $8.00

A cost of insurance charge is deducted monthly. For a single life policy, the effective annual rate of this charge is .65%. For a joint and last survivor policy, the effective annual rate of the charge is .35%.

There will be a surrender charge if the policy is surrendered within seven years of the initial premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% and decreases to 0% in year seven.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month
Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500® Index Fund, .35% for the Money Market Fund, .50% for the Income Fund, .49% for the Total Return Fund, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund, ..65% for the Mid-Cap Value Equity Fund, .65% for the Premier Growth Equity Fund, .65% for the Value Equity Fund, and .80% for the Small-Cap Value Equity Fund.

(5)	Capital Transactions

The increase (decrease) in outstanding units and amounts by type and by subaccount from capital transactions with policyholders for six months ended June 30, 2002, is as follows:

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Total Return Fund		International Equity Fund		Real Estate Securities Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	133	$5,000	852	$14,867	156	$5,000	(1)	$—	1	$—
Units Redeemed	(11,834)	(444,811)	(38,356)	(668,257)	(2,966)	(95,788)	(2,292)	(29,818)	(1,518)	(28,747)
Units Exchanged	(6,584)	(247,457)	131,935	2,298,580	6,608	213,473	(10,531)	(136,960)	5,966	113,036

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	(18,285)	$(687,269)	94,431	$1,645,189	3,798	$122,686	(12,824)	$(166,778)	4,449	$84,289

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

	GE Investments Funds, Inc. (continued)
	Global Income Fund		Mid-Cap Value Equity Fund		Income Fund		U.S. Equity Fund		Premier Growth Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	—	$—	1	$—	1	$—	—	$—	(1)	$—
Units Redeemed	(5)	(228)	20,669	(95,905)	(10,294)	(117,152)	(497)	(5,143)	(799)	(7,370)
Units Exchanged	152	7,237	(19,491)	90,435	15,078	171,611	1,985	20,547	5,760	53,068

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	147	$7,009	1,179	$(5,470)	4,785	$54,459	1,488	$15,404	4,960	$45,698

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)
	Oppenheimer Variable Account Funds
	Bond Fund/VA		Capital Appreciation Fund/VA		Aggressive Growth Fund/VA		High Income Fund/VA		Multiple Strategies Fund/VA
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	—	$—	—	$—	(542)	$(21,482)	—	$—	165	$5,000
Units Redeemed	(1,176)	(29,550)	(1,879)	(59,129)	(4,824)	(190,944)	(6,924)	(196,836)	(6,806)	(205,559)
Units Exchanged	(1,807)	(45,403)	3,254	102,387	(8,459)	(334,881)	10	289	(4,858)	(146,698)

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	(2,983)	$(74,953)	1,375	$43,258	(13,825)	$(547,307)	(6,914)	$(196,548)	(11,499)	$(347,257)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

	Variable Insurance Products Fund						Variable Insurance Products Fund II
	Equity-Income Portfolio		Growth Portfolio		Overseas Portfolio		Asset Manager Portfolio		Contrafund® Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	1	$—	—	$—	(468)	$(8,036)	194	$5,000	154	$4,000
Units Redeemed	(9,508)	(343,775)	(7,453)	(310,304)	(3,999)	(68,633)	(14,779)	(383,400)	(17,877)	(462,739)
Units Exchanged	(9,272)	(335,302)	(7,158)	(298,004)	13,236	227,179	(3,365)	(87,278)	(5,356)	(138,639)

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	(18,779)	$(679,077)	(14,611)	$(608,308)	8,769	$150,510	(17,950)	$(465,679)	(23,079)	$(597,379)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

	Variable Insurance Products Fund III				Federated Insurance Series
	Growth & Income Portfolio		Growth Opportunities Portfolio		American Leaders Fund II		High Income Bond Fund II		Utility Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	360	$5,000	—	$—	—	$—	116	$1,800	—	$—
Units Redeemed	(4,350)	(60,409)	(440)	(4,639)	194	3,053	(5,668)	(87,389)	(143)	(1,826)
Units Exchanged	(1,293)	(17,949)	(3,062)	(32,281)	(12,864)	(201,877)	3,842	59,227	1,854	23,718

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	(5,283)	$(73,359)	(3,502)	$(36,920)	(12,670)	$(198,824)	(1,710)	$(26,362)	1,711	$21,892

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

	The Alger American Fund				PBHG Insurance Series Fund, Inc.
	Alger American Small Capitalization Portfolio		Alger American Growth Portfolio		PBHG Large Cap Growth Portfolio		PBHG Growth II Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	—	$—	—	$—	128	$2,000	570	$2,625
Units Redeemed	(6,606)	(54,371)	(6,806)	(112,747)	(184)	(2,882)	(1,183)	(5,450)
Units Exchanged	(14,865)	(122,346)	(23,469)	(388,740)	(6,787)	(106,732)	(4,503)	(20,736)

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	(21,471)	$(176,718)	(30,275)	$(501,486)	(6,843)	$(107,614)	(5,116)	$(23,561)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)
	Janus Aspen Series
	Aggressive Growth Portfolio		Growth Portfolio		Worldwide Growth Portfolio		Balanced Portfolio		Flexible Income Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	143	$2,625	—	$—	305	$7,200	138	$3,000	(1)	$—
Units Redeemed	(8,106)	(148,343)	(4,376)	(82,834)	(10,952)	(258,962)	(10,536)	(230,219)	(720)	(12,054)
Units Exchanged	(14,884)	(272,384)	(14,295)	(270,636)	(8,882)	(210,028)	(18,601)	(406,447)	(2,661)	(44,521)

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	(22,847)	$(418,102)	(18,671)	$(353,471)	(19,529)	$(461,790)	(28,999)	$(633,667)	(3,382)	$(56,574)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

	Janus Aspen Series (continued)				Janus Aspen Series — Service Shares
	International Growth Portfolio		Capital Appreciation Portfolio		Global Life Sciences Portfolio		Global Technology Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	156	$3,000	1	$—	—	$—	137	$625
Units Redeemed	(2,652)	(50,927)	(623)	(11,902)	(1,606)	(16,251)	(2,043)	(9,340)
Units Exchanged	(7,201)	(138,287)	(18,557)	(354,757)	(3,352)	(33,913)	46,614	213,102

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	(9,697)	$(186,214)	(19,179)	$(366,659)	(4,958)	$(50,164)	44,708	$204,386

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

	Goldman Sachs Variable Insurance Trust				Salomon Brothers Variable Series Funds Inc
	Growth and Income Fund		Mid Cap Value Fund		Strategic Bond Fund		Investors Fund		Total Return Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type I Units:
Units Purchased	—	$—	—	$—	—	$—	1	$—	455	$5,000
Units Redeemed	(46)	(356)	(7,045)	(96,861)	(376)	(4,345)	(522)	(8,116)	(24)	(263)
Units Exchanged	1,148	8,817	18,929	260,247	29,580	341,596	7,409	115,399	—	—

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	1,102	$8,462	11,884	$163,386	29,204	$337,251	6,888	$107,283	431	$4,737

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)
	GE Investments Funds, Inc.
	S&P 500® Index Fund		Money Market Fund		Mid-Cap Value Equity Fund		Income Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	62,577	$496,269	86,344	$921,723	7,848	$90,616	245	$2,500
Units Redeemed	(584)	(4,627)	(15,636)	(166,912)	(135)	(1,555)	—	(2)
Units Exchanged	22,367	177,381	(39,743)	(424,258)	12,108	139,830	—	—

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	84,360	$669,023	30,965	$330,553	19,821	$228,892	245	$2,498

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

	GE Investments Funds, Inc. (continued)
	U.S. Equity Fund		Premier Growth Equity Fund		Value Equity Fund		Small-Cap Value Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	3,090	$28,127	5,593	$46,269	2,367	$21,984	9,196	$119,142
Units Redeemed	(90)	(820)	(33)	(273)	(50)	(463)	(97)	(1,262)
Units Exchanged	2,050	18,655	476	3,937	2,643	24,543	7,881	102,105

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	5,050	$45,962	6,036	$49,933	4,960	$46,065	16,980	$219,985

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)
	Oppenheimer Variable Account Funds — Class 2 Shares				Variable Insurance Products Fund — Service Class 2
	Global Securities Fund/VA		Main Street Growth & Income Fund/VA		Equity-Income Portfolio		Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	14,522	$128,177	10,136	$86,467	13,168	$130,775	1,281	$9,177
Units Redeemed	(264)	(2,327)	(140)	(1,196)	(253)	(2,517)	(109)	(778)
Units Exchanged	9,492	83,777	6,993	59,659	20,927	207,819	5,229	37,463

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	23,750	$209,627	16,989	$144,930	33,842	$336,076	6,401	$45,862

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)
	Variable Insurance Products Fund III — Service Class 2				Variable Insurance Products Fund II — Service Class 2		Federated Insurance Series
	Growth & Income Portfolio		Mid Cap Portfolio		Contrafund® Portfolio		International Small Company Fund II
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	2,067	$17,793	9,089	$94,087	9,588	$83,751	1,270	$8,611
Units Redeemed	(58)	(496)	(90)	(931)	(69)	(599)	(11)	(71)
Units Exchanged	1,163	10,007	7,920	81,994	1,753	15,315	—	—

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	3,172	$27,304	16,919	$175,151	11,272	$98,467	1,259	$8,540

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

	Federated Insurance Series — Service Shares		Janus Aspen Series — Service Shares
	High Income Bond Fund II		Global Life Sciences Portfolio		Global Technology Portfolio		Aggressive Growth Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	752	$7,947	29,034	$218,400	—	$ —	95,551	$412,695
Units Redeemed	(65)	(688)	(146)	(1,097)	(33)	(92)	(510)	(2,202)
Units Exchanged	611	6,446	3,024	22,744	—	—	3,063	13,227

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	1,298	$13,705	31,912	$240,048	(33)	$ (92)	98,104	$423,720

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)
	Janus Aspen Series — Service Shares
	Growth Portfolio		Worldwide Growth Portfolio		Balanced Portfolio		International Growth Portfolio		Capital Appreciation Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	12,574	$81,265	1,169	$8,199	25,446	$244,007	6,222	$40,912	1,368	$9,519
Units Redeemed	(90)	(583)	(106)	(744)	(316)	(3,033)	(15)	(96)	(26)	(180)
Units Exchanged	2,685	17,356	1,715	12,027	14,481	138,859	—	—	121	839

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	15,169	$98,038	2,778	$19,482	39,611	$379,833	6,207	$40,816	1,463	$10,178

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

	PIMCO Variable Insurance Trust
	Foreign Bond Portfolio		Long-Term U.S. Government Portfolio		High Yield Portfolio		Total Return Portfolio
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	4,332	$49,092	3,734	$43,218	10,487	$109,147	16,651	$191,566
Units Redeemed	(16)	(177)	(144)	(1,669)	(126)	(1,308)	(235)	(2,707)
Units Exchanged	(1,211)	(13,726)	8,964	103,760	2,463	25,639	18,758	215,806

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	3,105	$35,189	12,554	$145,309	12,824	$133,478	35,174	$404,665

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

	AIM Variable Insurance Funds
	AIM V. I. Capital Appreciation Fund		AIM V. I. Growth Fund		AIM V. I. Premier Equity Fund
	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	2,627	$16,628	—	$ —	7,610	$59,147
Units Redeemed	(33)	(208)	(11)	(57)	(225)	(1,746)
Units Exchanged	1,625	10,288	717	3,789	14,255	110,796

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	4,219	$26,708	706	$3,732	21,640	$168,197

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

	Alliance Variable Products Series Fund, Inc.						Dreyfus
	Growth and Income Portfolio		Premier Growth Portfolio		Quasar Portfolio		Dreyfus Investment Portfolios – Emerging Markets Portfolio		The Dreyfus Socially Responsible Growth Fund, Inc.
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	22,574	$226,149	17,992	$121,162	3,156	$24,574	1,674	$18,950	—	$—
Units Redeemed	(412)	(4,132)	(72)	(484)	(78)	(608)	(5)	(61)	(11)	(77)
Units Exchanged	31,666	317,233	2,778	18,706	2,246	17,484	—	—	786	5,349

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	53,828	$539,251	20,698	$139,384	5,324	$41,449	1,669	$18,889	775	$5,272

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)
	Rydex Variable Trust		MFS® Variable Insurance Trust
	OTC Fund		MFS® Utilities Series		MFS® Investors Growth Stock Series		MFS® Investors Trust Series		MFS® New Discovery Series
	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount	Units	$ Amount
Type II Units:
Units Purchased	4,211	$16,700	91,400	$622,573	6,355	$39,257	77,208	$634,238	4,830	$39,974
Units Redeemed	(20)	(80)	(526)	(3,582)	(31)	(193)	(396)	(3,256)	(65)	(540)
Units Exchanged	1,087	4,310	8,089	55,098	1,293	7,988	3,338	27,418	3,489	28,876

Net increase (decrease) in units from capital transactions with policyholders during the six months period ended June 30, 2002	5,278	$20,931	98,963	$674,089	7,617	$47,052	80,150	$658,400	8,254	$68,311

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the six months period ended June 30, 2002, follows.

Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, administrative and distribution expenses for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying funds are excluded.

The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

(6) Finanical	Highlights — Continued
	Six months period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type I:
GE Investments Funds, Inc.:
S&P 500® Index Fund	120,529	$34.35	$4,140	1.30%	0.00%	(13.91)%
Money Market Fund	904,857	17.47	15,808	1.30%	0.79%	0.13%
Total Return Fund	55,132	31.43	1,733	1.30%	0.00%	(5.51)%
International Equity Fund	28,630	11.95	342	1.30%	0.00%	(4.60)%
Real Estate Securities Fund	46,269	22.66	1,048	1.30%	0.00%	6.62%
Global Income Fund	3,460	10.77	37	1.30%	0.00%	8.18%
Mid-Cap Value Equity Fund	72,244	16.83	1,216	1.30%	0.00%	(0.70)%
Income Fund	108,682	12.42	1,350	1.30%	0.00%	3.25%
U.S. Equity Fund	21,270	9.89	210	1.30%	0.00%	(11.34)%
Premier Growth Equity Fund	78,372	8.68	680	1.30%	0.00%	(11.96)%
Oppenheimer Variable Account Funds:
Bond Fund/VA	63,580	25.50	1,621	1.30%	7.48%	1.72%
Capital Appreciation Fund/VA	88,651	35.58	3,154	1.30%	0.54%	(19.71)%
Aggressive Growth Fund/VA	112,063	32.65	3,659	1.30%	0.62%	(17.77)%
High Income Fund/VA	92,938	30.10	2,797	1.30%	10.04%	(4.18)%
Multiple Strategies Fund/VA	91,757	29.68	2,723	1.30%	4.23%	(7.59)%
Variable Insurance Products Fund:
Equity-Income Portfolio	305,016	35.46	10,816	1.30%	1.79%	(6.75)%
Growth Portfolio	197,971	35.88	7,103	1.30%	0.22%	(19.77)%
Overseas Portfolio	134,890	17.67	2,384	1.30%	0.70%	(3.11)%
Variable Insurance Products Fund II:
Asset Manager Portfolio	201,248	24.66	4,963	1.30%	3.86%	(8.95)%
Contrafund® Portfolio	280,056	25.24	7,069	1.30%	0.79%	(1.42)%
Variable Insurance Products Fund III:
Growth & Income Portfolio	29,984	12.51	375	1.30%	1.19%	(14.40)%
Growth Opportunities Portfolio	26,415	9.27	245	1.30%	0.98%	(13.79)%
Federated Insurance Series:
American Leaders Fund II	51,013	15.25	778	1.30%	1.06%	(9.57)%
High Income Bond Fund II	41,545	13.57	564	1.30%	8.56%	(1.96)%
Utility Fund II	24,718	12.51	309	1.30%	4.80%	(13.78)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

(6) Financial	Highlights — Continued
	Six months period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type I:
The Alger American Fund:
Alger American Small Capitalization Portfolio	172,286	$7.29	$1,256	1.30%	0.00%	(14.81)%
Alger American Growth Portfolio	146,950	15.32	2,251	1.30%	0.03%	(18.90)%
PBHG Insurance Series Fund, Inc.:
PBHG Large Cap Growth Portfolio	14,293	14.07	201	1.30%	0.00%	(17.01)%
PBHG Growth II Portfolio	15,276	8.91	136	1.30%	0.00%	(17.17)%
Janus Aspen Series:
Aggressive Growth Portfolio	97,052	16.12	1,564	1.30%	0.00%	(19.76)%
Growth Portfolio	228,852	17.72	4,055	1.30%	0.00%	(16.13)%
Worldwide Growth Portfolio	361,349	21.24	7,675	1.30%	0.35%	(13.58)%
Balanced Portfolio	243,414	21.26	5,175	1.30%	1.04%	(3.80)%
Flexible Income Portfolio	20,991	15.40	323	1.30%	1.48%	2.51%
International Growth Portfolio	110,278	15.62	1,723	1.30%	0.40%	(12.59)%
Capital Appreciation Portfolio	65,037	18.61	1,210	1.30%	0.30%	(7.49)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	28,933	7.56	219	1.30%	0.00%	(19.49)%
Global Technology Portfolio	54,936	2.94	162	1.30%	0.00%	(30.11)%
Goldman Sachs Variable Insurance Trust:
Growth and Income Fund	7,896	7.38	58	1.30%	0.00%	(4.79)%
Mid Cap Value Fund	217,563	12.69	2,761	1.30%	0.00%	5.96%
Salomon Borthers Variable Series Funds Inc:
Strategic Bond Fund	34,849	11.49	400	1.30%	0.79%	1.33%
Investors Fund	39,429	12.48	492	1.30%	0.00%	(13.30)%
Total Return Fund	3,050	10.55	32	1.30%	0.01%	(4.65)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

(6) Finanical	Highlights — Continued
	Six months period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type II:
GE Investments Funds, Inc.:
S&P 500® Index Fund	136,102	$7.29	$992	1.10%	0.00%	(13.83)%
Money Market Fund	93,230	10.59	987	1.10%	0.75%	0.22%
Mid-Cap Value Equity Fund	35,868	10.84	389	1.10%	0.00%	(0.61)%
Income Fund	245	10.17	2	1.10%	0.00%	3.35%
U.S. Equity Fund	18,211	8.20	149	1.10%	0.00%	(11.26)%
Premier Growth Equity Fund	8,688	7.74	67	1.10%	0.00%	(11.88)%
Value Equity Fund	10,307	8.52	88	1.10%	0.00%	(8.72)%
Small-Cap Value Equity Fund	24,739	12.69	314	1.10%	0.00%	(0.47)%
Oppenheimer Variable Account Funds — Class 2 Shares:
Global Securities Fund/VA	54,350	8.33	453	1.10%	0.40%	(7.75)%
Main Street Growth & Income Fund/VA	32,990	7.93	262	1.10%	0.52%	(7.71)%
Variable Insurance Products Fund — Service Class 2:
Equity-Income Portfolio	62,994	9.33	588	1.10%	1.35%	(6.76)%
Growth Portfolio	19,530	6.07	119	1.10%	0.12%	(19.81)%
Variable Insurance Products Fund III — Service Class 2:
Growth & Income Portfolio	11,457	7.55	86	1.10%	1.20%	(14.53)%
Mid Cap Portfolio	26,287	10.03	264	1.10%	0.65%	(1.87)%
Variable Insurance Products Fund II — Service Class 2:
Contrafund® Portfolio	19,231	8.53	164	1.10%	0.54%	(1.48)%
Federated Insurance Series:
International Small Company Fund II	2,778	6.43	18	1.10%	0.00%	(2.88)%
Federal Insurance Series — Service Shares:
High Income Bond Fund II	12,675	9.60	122	1.10%	9.59%	(2.03)%
Janus Aspen Series — Service Shares:
Global Life Sciences Portfolio	33,287	6.70	223	1.10%	0.00%	(19.41)%
Global Technology Portfolio	3,166	3.50	11	1.10%	0.00%	(30.04)%
Aggressive Growth Portfolio	106,785	3.99	426	1.10%	0.00%	(19.77)%
Growth Portfolio	22,267	5.69	127	1.10%	0.00%	(16.15)%
Worldwide Growth Portfolio	20,052	6.20	124	1.10%	0.28%	(13.65)%
Balanced Portfolio	71,614	9.24	662	1.10%	1.22%	(3.87)%
International Growth Portfolio	6,521	6.17	40	1.10%	1.10%	(12.64)%
Capital Appreciation Portfolio	5,474	6.67	37	1.10%	0.25%	(7.56)%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio	3,771	11.52	43	1.10%	1.48%	2.64%
Long-Term U.S. Government Portfolio	29,409	11.80	347	1.10%	2.01%	4.80%
High Yield Portfolio	26,007	9.78	254	1.10%	3.62%	(4.81)%
Total Return Portfolio	57,319	11.55	662	1.10%	1.73%	2.75%
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	7,026	5.73	40	1.10%	0.00%	(14.65)%
AIM V.I. Growth Fund	2,321	4.64	11	1.10%	0.00%	(21.08)%
AIM V.I. Premier Equity Fund	49,249	6.62	326	1.10%	0.00%	(21.63)%
Alliance Variable Product Series Fund, Inc.:
Growth and Income Portfolio	100,849	9.02	910	1.10%	0.67%	(13.83)%
Premier Growth Portfolio	25,905	5.98	155	1.10%	0.00%	(21.75)%
Quasar Portfolio	12,825	6.78	87	1.10%	0.00%	(17.39)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

June 30, 2002
(Unaudited)

(6) Financial	Highlights — Continued
	Six months period ended June 30, 2002
	Net Assets			Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
	Units	Unit Value	000s
Type II:
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio	2,081	$10.41	$22	1.10%	0.00%	5.85%
The Dreyfus Socially Responsible Growth Fund, Inc.	2,501	5.93	15	1.10%	0.01%	(17.58)%
Rydex Variable Trust:
OTC Fund	5,668	3.13	18	1.10%	0.00%	(34.48)%
MFS® Variable Insurance Trust:
MFS® Utilities Series	111,217	6.06	674	1.10%	3.63%	(20.50)%
MFS® Investors Growth Stock Series	10,488	5.71	60	1.10%	0.00%	(18.44)%
MFS® Investors Trust Series	84,560	7.38	624	1.10%	0.69%	(12.76)%
MFS® New Discovery Series	15,701	7.38	116	1.10%	0.00%	(19.56)%